Organization and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jun. 30, 2024	Nov. 09, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 08, 2025
Organization and Basis of Presentation (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.000002		$ 0.000002
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest					$ 8,043	$ 1,316
Cash Provided by (Used in) Operating Activity, Continuing Operation					2,160	$ 997
Net Income (Loss) Attributable to Parent			$ (4,779)	$ (591)
Working Capital Net			7,323
Retained Earnings (Accumulated Deficit)			(18,565)		$ (13,786)
Potential Additional Revenue			100,000
Round Targeting a Minimum			50,000
Going Concern [Member]
Organization and Basis of Presentation (Details) [Line Items]
Retained Earnings (Accumulated Deficit)			$ 18,565
Roundtable Media, LLC [Member]
Organization and Basis of Presentation (Details) [Line Items]
Stockholders' Equity Note, Stock Split	effected a 1:5 reverse-split of its common stock	the corporation on a 1:1 basis pursuant to a Stock Exchange Agreement.	The 2024 Reverse Stock Split combined every 5 shares of common stock issued and outstanding immediately prior to effecting the 2024 Reverse Stock Split into one share of common stock.
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.0005
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.000002